Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accounts payable	$ 382,461	$ 262,215
Accrued construction costs	2,386	466,029
Payroll and other employee-related payables	1,092	2,230
Other	401	8,181
Accounts payable and accrued liabilities	$ 386,340	$ 738,655